Organization (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net revenues	$ 98,958	$ 128,420	$ 122,233
Cost of revenues	(98,389)	(134,443)	(103,494)
Total gross profit	569	(6,023)	18,739
Operating expenses:
Sales and marketing expenses	(1,524)	(2,456)	(4,252)
General and administrative expenses	(24,776)	(52,031)	(18,616)
Research and development expenses	(5,278)	(6,338)	(6,194)
Total operating expenses	(31,578)	(60,825)	(29,262)
Operating (loss) income	(29,155)	(66,668)	(8,407)
(Loss) income from discontinued operation, before income taxes	(4,151)	(1,300)	408
Income tax benefit (expense)	(949)	331	2,342
(Loss) income from discontinued operations	(2,822)	(2,810)	139
Less: net income (loss) attributable to noncontrolling interest	(1,330)	(131)	292
VIE [Member]
Net revenues	39,836	27,359	32,074
Cost of revenues	(24,748)	(18,587)	(23,647)
Total gross profit	15,088	8,772	8,427
Operating expenses:
Sales and marketing expenses	(13,213)	(5,067)	(4,979)
General and administrative expenses	(4,907)	(3,691)	(2,702)
Research and development expenses	(1,147)	(1,320)	(249)
Asset impairment loss
Total operating expenses	(19,267)	(10,078)	(7,930)
Other operating income
Operating (loss) income	(4,179)	(1,306)	497
Interest income (expense), net	28	10	(35)
Other (expense) income, net		(4)	(54)
(Loss) income from discontinued operation, before income taxes	(4,151)	(1,300)	408
Income tax benefit (expense)		(1,641)	23
(Loss) income from discontinued operations	(4,151)	(2,941)	431
Less: net income (loss) attributable to noncontrolling interest	(1,330)	(131)	292
Net income (loss) attributable to Borqs Technologies, Inc.	$ (2,821)	$ (2,810)	$ 139